Document and Entity Information	Jun. 30, 2020
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	EMERGING MARKETS GROWTH FUND INC
Entity Central Index Key	0000794458
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	Sep. 01, 2019
EMERGING MARKETS GROWTH FUND INC | Class R-6
Prospectus:
Trading Symbol	REFGX
EMERGING MARKETS GROWTH FUND INC | Class F-3
Prospectus:
Trading Symbol	EMGEX
EMERGING MARKETS GROWTH FUND INC | Class M
Prospectus:
Trading Symbol	EMRGX